Unsecured Convertible Loan Notes and Derivative Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of detailed information about financial instruments [abstract]
Summary of Reconciliation of Liabilities Arising from Financing Activities

		Liabilities from financing activities
(in U.S. dollars)	Cash	Borrowings due within 1 year	Borrowings due after 1 year	Total
Net cash as of July 1, 2022	$142,737,362	$(1,353,688)	$(40,955,318)	$100,428,356
Cashflows	(45,587,951)	655,178	—	(44,932,773)
Other non-cash movements	1,889,761	(740,182)	1,052,170	2,201,749
Net cash as of December 31, 2022	99,039,172	(1,438,692)	(39,903,148)	57,697,332
Cashflows	(18,653,649)	1,428,959	(30,752,830)	(47,977,520)
Other non-cash movements	(1,671,638)	(1,677,889)	2,955,850	(393,677)
Net cash as of December 31, 2023	$78,713,885	$(1,687,622)	$(67,700,128)	$9,326,135

Summary of Convertible Notes Presented in the Balance Sheet

The convertible notes are presented in the consolidated balance sheet as follows:

Borrowings (non-current liabilities)
(in U.S. dollars)	Consolidated
2023
Initial Recognition	$27,640,052
Costs of issue of convertible notes	(43,614)
Interest expense*	957,772
Balance at December 31, 2023	$28,554,210

* Interest expense, for the year ended December 31, 2023, is calculated by applying the effective interest rate of 6.564% to the liability component.

Derivative Financial Instruments (non-current Liabilities)
(in U.S. dollars)	Consolidated
2023
Initial Recognition	$2,359,948
Costs of issue of convertible notes	(3,724)
Fair Value Gain	(1,525,320)
Effect of foreign currency movements	35,374
Balance at December 31, 2023	$866,278